NET LOANS RECEIVABLE (Schedule of Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Impaired [Line Items]
Total impaired loans	$ 49	$ 199
Allocated allowance on impaired loans		15
Average impaired loans	$ 156	406
Income recognized on impaired loans	$ 8	6
First Mortgage Loans - Construction [Member]
Financing Receivable, Impaired [Line Items]
Average impaired loans		$ 237
Income recognized on impaired loans
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Average impaired loans		$ 15
Income recognized on impaired loans
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with an allocated allowance		$ 150
Impaired loans without an allocated allowance
Allocated allowance on impaired loans		$ 15
Average impaired loans	$ 107	150
Income recognized on impaired loans	5	6
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without an allocated allowance	$ 49	$ 49
Allocated allowance on impaired loans
Average impaired loans	$ 49	$ 4
Income recognized on impaired loans	$ 3